Writer's Direct Dial: (212) 225-2742

E-Mail: msalerno@cgsh.com

June 8, 2006

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-7553

Attention: Filing Desk

Re:	Capital One Financial Corporation Amendment No. 1 to
Registration Statement on Form S-4 (Registration No. 333-133665)

Ladies & Gentlemen:

On behalf of Capital One Financial Corporation, a Delaware corporation (“Capital One”), we are submitting for filing Amendment No. 1 to Capital One’s Registration Statement on Form S-4, including the exhibits thereto (the “Registration Statement”). The Registration Statement relates to the merger of North Fork Bancorporation, Inc., a Delaware corporation (“North Fork”), with and into Capital One pursuant to an Agreement and Plan of Merger, dated as of March 12, 2006, by and between Capital One and North Fork (the “Merger Agreement”). We are submitting the Registration Statement electronically as provided in Rule 101(a)(1)(i) of Regulation S-T. We are also providing six (6) courtesy copies of the Form S-4 in hard copy for your convenience.

No additional filing fee is due in connection with the filing of the Amendment.

Please direct any questions concerning the Registration Statement to Edward D. Herlihy, Esq. or Craig M. Wasserman, Esq. of Wachtell, Lipton, Rosen & Katz, counsel to North Fork at (212) 403-1000 or Victor I. Lewkow, Esq., Christopher E. Austin or the undersigned of Cleary Gottlieb Steen & Hamilton LLP, counsel to Capital One at (212) 225-2000.

/s/ Matthew P. Salerno
Matthew P. Salerno

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